Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 01, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000015696
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 24,667	$ 24,573	$ 25,046	$ 22,726	$ 23,413	$ 22,560	$ 23,871	$ 23,184	$ 22,721	$ 23,059	$ 21,520	$ 20,634	$ 21,023	$ 21,448	$ 21,691	$ 20,909	$ 19,852	$ 20,443	$ 20,691	$ 21,624	$ 21,562	$ 20,443	$ 21,538	$ 20,865	$ 19,515	$ 20,819	$ 21,271	$ 19,520	$ 21,317	$ 21,030	$ 21,990	$ 21,867	$ 21,512	$ 23,705	$ 22,661	$ 23,115	$ 22,258	$ 22,571	$ 21,618	$ 22,198	$ 21,850	$ 21,144	$ 20,453	$ 19,631	$ 17,876	$ 16,832	$ 15,477	$ 13,362	$ 12,980	$ 13,287	$ 12,889	$ 11,968	$ 11,756	$ 10,800	$ 9,586	$ 12,859	$ 14,077	$ 14,712	$ 14,155	$ 13,556	$ 13,299	$ 12,680	$ 13,601	$ 13,707	$ 12,705	$ 14,090	$ 13,813	$ 14,241	$ 13,647	$ 12,111	$ 13,952	$ 13,881	$ 15,718	$ 15,998	$ 15,542	$ 15,224	$ 14,987	$ 14,133	$ 13,891	$ 13,625	$ 14,526	$ 14,142	$ 14,045	$ 13,668	$ 13,632	$ 13,067	$ 13,251	$ 13,287	$ 12,762	$ 13,098	$ 12,897	$ 12,888	$ 12,766	$ 12,690	$ 12,304	$ 11,124	$ 11,580	$ 11,491	$ 11,441	$ 10,722		$ 10,722	$ 10,753	$ 10,556	$ 9,725	$ 9,618	$ 10,203	$ 10,828	$ 10,659	$ 10,277	$ 10,647	$ 11,177	$ 11,062	$ 10,947	$ 10,598	$ 10,951	$ 10,536	$ 10,006	$ 10,417	$ 10,183	$ 10,190	$ 9,425
C000015699
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 24,245	24,167	24,653	22,386	23,079	22,250	23,558	22,891	22,451	22,794	21,292	20,431	20,826	21,259	21,518	20,761	19,718	20,320	20,579	21,525	21,473	20,372	21,480	20,826	19,486	20,800	21,262	19,524	21,339	21,063	22,038	21,929	21,589	23,807	22,773	23,243	22,397	22,723	21,783	22,384	22,046	21,350	20,667	19,846	18,084	17,037	15,677	13,540	13,164	13,483	13,088	12,161	11,954	10,982	9,754	13,095	14,348	15,006	14,445	13,844	13,587	12,966	13,913	14,032	13,010	14,439	14,170	14,614	14,013	12,440	14,344	14,280	16,176	16,480	16,023	15,707	15,468	14,596	14,356	14,086	15,029	14,642	14,549	14,166	14,144	13,563	13,760	13,804	13,272	13,629	13,426	13,426	13,305	13,240	12,845	11,618	12,105	12,018	11,974	11,223		11,234	11,272	11,075	10,209	10,100	10,724	11,386	11,217	10,819	11,217	11,783	11,669	11,555	11,192	11,574	11,142	10,590	11,028	10,789	10,802	10,000
C000172343
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 23,471	23,373	23,819	21,603	22,251	21,434	22,673	22,011	21,570	21,880	20,413	19,570	19,929	20,325	20,553	19,808	18,797	19,352	19,580	20,455	20,390	19,328	20,358	19,718	18,434	19,659	20,078	18,420	20,114	19,838	20,736	20,616	20,275	22,333	21,347	21,768	20,953	21,238	20,338	20,881	20,546	19,877	19,220	18,442	16,791	15,809	14,535	12,540	12,184	12,463	12,089	11,220	11,022	10,121	8,981	12,044	13,184	13,774	13,253	12,691	12,444	11,864	12,718	12,817	11,873	13,167	12,907	13,302	12,745	11,307	13,023	12,956	14,661	14,920	14,492	14,196	13,967	13,172	12,939	12,689	13,523	13,163	13,070	12,714	12,682	12,150	12,318	12,350	11,858	12,166	11,978	11,970	11,854	11,782	11,854	11,782	10,743	11,422	10,322	10,743	$ 10,000
C000015700
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 26,777	26,670	27,179	24,660	25,399	24,467	25,882	25,131	24,627	24,987	23,311	22,352	22,768	23,220	23,481	22,629	21,484	22,113	22,379	23,385	23,311	22,097	23,277	22,545	21,081	22,482	22,967	21,070	23,009	22,693	23,720	23,583	23,198	25,553	24,424	24,911	23,979	24,311	23,280	23,902	23,524	22,757	22,012	21,116	19,227	18,103	16,647	14,367	13,954	14,279	13,851	12,860	12,628	11,597	10,291	13,805	15,115	15,791	15,193	14,544	14,266	13,602	14,586	14,699	13,617	15,106	14,807	15,260	14,622	12,973	14,942	14,864	16,826	17,127	16,637	16,292	16,034	15,121	14,854	14,567	15,529	15,116	15,011	14,602	14,565	13,959	14,152	14,189	13,624	13,978	13,762	13,753	13,620	13,537	13,125	11,860	12,344	12,248	12,189	11,422		11,422	11,450	11,240	10,354	10,236	10,856	11,521	11,340	10,928	11,319	11,879	11,753	11,631	11,252	11,631	11,185	10,621	11,054	10,802	10,810	10,000
C000172344
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,339,281	2,329,444	2,373,944	2,153,787	2,218,429	2,136,924	2,260,587	2,195,008	2,150,508	2,181,892	2,035,585	1,951,873	1,987,683	2,027,214	2,050,002	1,976,057	1,875,603	1,930,945	1,953,734	2,041,166	2,035,120	1,928,620	2,031,596	1,967,663	1,839,797	1,962,143	2,003,999	1,838,417	2,007,678	1,980,081	2,069,771	2,057,813	2,023,776	2,229,834	2,131,284	2,173,322	2,092,410	2,121,340	2,031,388	2,085,630	2,052,633	1,985,733	1,920,190	1,842,442	1,677,454	1,579,365	1,451,919	1,252,927	1,217,361	1,245,273	1,208,356	1,121,466	1,101,657	1,011,166	897,713	1,203,854	1,317,757	1,376,734	1,324,399	1,268,242	1,243,983	1,185,580	1,271,387	1,281,271	1,186,927	1,316,312	1,290,256	1,330,239	1,274,083	1,130,322	1,302,194	1,295,418	1,466,079	1,491,912	1,449,140	1,419,497	1,396,629	1,317,015	1,294,148	1,269,162	1,352,164	1,316,168	1,307,355	1,271,373	1,268,175	1,215,401	1,232,192	1,234,991	1,186,215	1,217,000	1,197,809	1,197,010	1,185,415	1,178,219	1,142,176	1,032,168	1,074,265	1,065,925	1,060,763	1,060,763
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958		10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958		10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 30,573	29,953	29,315	28,780	27,916	26,656	27,883	27,012	25,625	25,344	24,067	22,014	22,614	23,745	24,212	23,375	21,880	21,796	21,566	21,004	21,507	20,121	21,373	20,312	18,773	20,692	21,494	19,650	21,444	21,473	23,590	22,849	23,439	24,905	23,961	24,331	22,790	23,861	23,199	22,813	22,264	22,163	21,077	20,347	19,731	19,819	18,966	16,909	17,282	17,935	16,723	15,825	15,471	14,685	12,968	15,036	16,376	16,394	15,934	15,351	15,027	14,768	15,075	14,855	13,880	14,840	14,270	14,065	13,587	12,513	13,797	13,526	14,601	14,577	14,083	13,630	13,542	13,170	13,120	13,389	13,901	13,205	13,074	12,689	12,418	12,123	12,099	11,875	11,769	11,650	11,528	11,520	11,107	10,902	10,693	10,235	10,461	10,445	10,418	10,445	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958		10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,057,263	2,995,303	2,931,488	2,877,989	2,791,569	2,665,626	2,788,317	2,701,184	2,562,476	2,534,388	2,406,730	2,201,449	2,261,396	2,374,504	2,421,243	2,337,453	2,188,042	2,179,562	2,156,585	2,100,421	2,150,689	2,012,110	2,137,254	2,031,231	1,877,283	2,069,154	2,149,367	1,965,013	2,144,412	2,147,291	2,358,992	2,284,879	2,343,921	2,490,450	2,396,095	2,433,130	2,279,013	2,386,071	2,319,912	2,281,333	2,226,432	2,216,315	2,107,666	2,034,735	1,973,063	1,981,878	1,896,556	1,690,858	1,728,157	1,793,459	1,672,310	1,582,453	1,547,084	1,468,548	1,296,800	1,503,567	1,637,646	1,639,437	1,593,429	1,535,078	1,502,729	1,476,810	1,507,542	1,485,461	1,387,974	1,484,007	1,427,023	1,406,486	1,358,702	1,251,298	1,379,706	1,352,615	1,460,128	1,457,715	1,408,260	1,363,027	1,354,171	1,316,992	1,312,005	1,338,882	1,390,121	1,320,516	1,307,448	1,268,917	1,241,818	1,212,254	1,209,923	1,187,532	1,176,911	1,164,989	1,152,770	1,151,986	1,110,678	1,090,159	1,069,294	1,023,491	1,046,124	1,044,482	1,044,482	1,041,825
DWS Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,660	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,530	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,821	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,979	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,116	13,286	13,458	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721		10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,495	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,052	25,832	26,209	23,656	24,206	23,044	24,415	23,649	22,888	23,828	21,125	19,512	20,699	22,020	22,970	21,771	20,115	20,474	21,060	22,205	22,481	20,532	22,009	21,129	18,804	20,865	21,822	19,836	21,689	21,292	23,096	23,011	22,694	24,472	23,412	23,960	23,166	23,743	23,274	23,843	23,764	23,281	22,816	22,080	20,510	19,297	17,814	15,075	14,695	15,421	14,829	14,244	13,731	13,164	11,680	15,051	16,651	17,339	16,836	16,336	16,023	15,506	16,238	16,056	14,943	16,372	15,761	16,304	15,624	14,122	16,061	15,823	17,675	18,255	17,413	16,880	16,691	15,678	15,518	15,209	15,821	15,431	15,512	14,984	14,843	13,781	14,144	14,008	13,601	13,897	13,772	13,789	13,573	13,627	13,183	11,713	12,262	12,184	12,021	11,438		11,369	11,184	11,054	10,217	10,104	10,768	11,309	11,014	10,381	10,758	11,345	11,442	11,325	11,154	11,420	11,240	10,601	10,985	10,679	10,709	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,660	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,530	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,821	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,979	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,116	13,286	13,458	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721		10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,495	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,052	25,832	26,209	23,656	24,206	23,044	24,415	23,649	22,888	23,828	21,125	19,512	20,699	22,020	22,970	21,771	20,115	20,474	21,060	22,205	22,481	20,532	22,009	21,129	18,804	20,865	21,822	19,836	21,689	21,292	23,096	23,011	22,694	24,472	23,412	23,960	23,166	23,743	23,274	23,843	23,764	23,281	22,816	22,080	20,510	19,297	17,814	15,075	14,695	15,421	14,829	14,244	13,731	13,164	11,680	15,051	16,651	17,339	16,836	16,336	16,023	15,506	16,238	16,056	14,943	16,372	15,761	16,304	15,624	14,122	16,061	15,823	17,675	18,255	17,413	16,880	16,691	15,678	15,518	15,209	15,821	15,431	15,512	14,984	14,843	13,781	14,144	14,008	13,601	13,897	13,772	13,789	13,573	13,627	13,183	11,713	12,262	12,184	12,021	11,438		11,369	11,184	11,054	10,217	10,104	10,768	11,309	11,014	10,381	10,758	11,345	11,442	11,325	11,154	11,420	11,240	10,601	10,985	10,679	10,709	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,636	21,486	21,812	19,800	19,985	19,030	20,471	19,763	18,706	19,463	17,344	15,904	17,068	18,136	19,091	17,991	16,638	16,793	17,101	17,959	18,267	16,645	17,800	17,394	15,669	17,330	17,692	16,019	17,455	17,428	19,346	19,108	18,906	20,920	20,463	21,353	20,482	21,104	20,642	21,415	21,008	20,965	20,534	20,330	19,137	18,220	16,770	14,160	13,869	14,348	13,583	13,217	12,766	11,986	10,539	13,464	14,701	15,188	14,763	14,179	13,815	13,534	14,237	14,155	13,221	14,336	13,865	14,161	13,461	12,100	13,731	13,516	15,163	15,537	14,895	14,640	14,535	13,704	13,586	13,413	13,953	13,598	13,653	13,270	13,158	12,385	12,545	12,452	12,036	12,286	12,153	12,137	11,907	11,860	11,537	10,380	10,898	10,778	10,778	10,778	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 22,914	22,721	23,053	20,806	21,291	20,269	21,474	20,800	20,131	20,958	18,581	17,162	18,206	19,367	20,204	19,149	17,692	18,008	18,523	19,531	19,774	18,059	19,358	18,584	16,539	18,352	19,194	17,447	19,077	18,728	20,314	20,239	19,960	21,524	20,592	21,074	20,376	20,884	20,471	20,972	20,902	20,476	20,068	19,420	18,040	16,972	15,668	13,259	12,925	13,563	13,043	12,528	12,077	11,578	10,274	13,238	14,645	15,251	14,808	14,368	14,093	13,638	14,282	14,122	13,143	14,400	13,863	14,340	13,742	12,421	14,126	13,917	15,546	16,056	15,315	14,847	14,681	13,790	13,649	13,377	13,916	13,572	13,643	13,179	13,056	12,121	12,440	12,321	11,963	12,223	12,114	12,128	11,938	11,986	11,595	10,302	10,785	10,716	10,573	10,573	$ 10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,660	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,530	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,821	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,979	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,116	13,286	13,458	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721		10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,495	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,052	25,832	26,209	23,656	24,206	23,044	24,415	23,649	22,888	23,828	21,125	19,512	20,699	22,020	22,970	21,771	20,115	20,474	21,060	22,205	22,481	20,532	22,009	21,129	18,804	20,865	21,822	19,836	21,689	21,292	23,096	23,011	22,694	24,472	23,412	23,960	23,166	23,743	23,274	23,843	23,764	23,281	22,816	22,080	20,510	19,297	17,814	15,075	14,695	15,421	14,829	14,244	13,731	13,164	11,680	15,051	16,651	17,339	16,836	16,336	16,023	15,506	16,238	16,056	14,943	16,372	15,761	16,304	15,624	14,122	16,061	15,823	17,675	18,255	17,413	16,880	16,691	15,678	15,518	15,209	15,821	15,431	15,512	14,984	14,843	13,781	14,144	14,008	13,601	13,897	13,772	13,789	13,573	13,627	13,183	11,713	12,262	12,184	12,021	11,438		$ 11,369	$ 11,184	$ 11,054	$ 10,217	$ 10,104	$ 10,768	$ 11,309	$ 11,014	$ 10,381	$ 10,758	$ 11,345	$ 11,442	$ 11,325	$ 11,154	$ 11,420	$ 11,240	$ 10,601	$ 10,985	$ 10,679	$ 10,709	$ 10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,163,585	2,148,569	2,181,151	1,979,986	1,998,472	1,903,004	2,047,083	1,976,332	1,870,567	1,946,264	1,734,354	1,590,407	1,706,810	1,813,579	1,909,087	1,799,068	1,663,798	1,679,311	1,710,055	1,795,861	1,826,716	1,664,485	1,780,012	1,739,384	1,566,887	1,732,967	1,769,169	1,601,924	1,745,477	1,742,843	1,934,578	1,910,796	1,890,614	2,092,020	2,046,309	2,135,286	2,048,159	2,110,383	2,064,210	2,141,538	2,100,835	2,096,513	2,053,394	2,032,975	1,913,703	1,822,015	1,676,957	1,415,960	1,386,913	1,434,841	1,358,309	1,321,726	1,276,601	1,198,602	1,053,851	1,346,370	1,470,129	1,518,841	1,476,273	1,417,905	1,381,521	1,353,362	1,423,654	1,415,504	1,322,064	1,433,555	1,386,456	1,416,094	1,346,113	1,209,991	1,373,096	1,351,612	1,516,308	1,553,677	1,489,466	1,463,952	1,453,536	1,370,355	1,358,609	1,341,262	1,395,290	1,359,754	1,365,264	1,327,020	1,315,804	1,238,510	1,254,469	1,245,218	1,203,611	1,228,606	1,215,279	1,213,691	1,190,712	1,186,034	1,153,708	1,037,963	1,089,771	1,089,771	1,077,767	1,077,767
DWS Index: S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,291,380	$ 2,272,057	$ 2,305,252	$ 2,080,639	$ 2,129,089	$ 2,026,879	$ 2,147,392	$ 2,080,014	$ 2,013,099	$ 2,095,817	$ 1,858,069	$ 1,716,150	$ 1,820,560	$ 1,936,735	$ 2,020,367	$ 1,914,867	$ 1,769,246	$ 1,800,818	$ 1,852,300	$ 1,953,074	$ 1,977,364	$ 1,805,920	$ 1,935,845	$ 1,858,399	$ 1,653,890	$ 1,835,199	$ 1,919,393	$ 1,744,686	$ 1,907,703	$ 1,872,779	$ 2,031,404	$ 2,023,938	$ 1,996,046	$ 2,152,423	$ 2,059,187	$ 2,107,382	$ 2,037,574	$ 2,088,359	$ 2,047,107	$ 2,097,159	$ 2,090,159	$ 2,047,646	$ 2,006,751	$ 1,942,014	$ 1,803,958	$ 1,697,232	$ 1,566,835	$ 1,325,887	$ 1,292,535	$ 1,356,336	$ 1,304,285	$ 1,252,797	$ 1,207,690	$ 1,157,817	$ 1,027,354	$ 1,323,844	$ 1,464,525	$ 1,525,092	$ 1,480,828	$ 1,436,794	$ 1,409,347	$ 1,363,831	$ 1,428,216	$ 1,412,164	$ 1,314,295	$ 1,439,980	$ 1,386,279	$ 1,434,047	$ 1,374,219	$ 1,242,113	$ 1,412,641	$ 1,391,704	$ 1,554,616	$ 1,605,579	$ 1,531,533	$ 1,484,652	$ 1,468,053	$ 1,378,986	$ 1,364,914	$ 1,337,683	$ 1,391,567	$ 1,357,230	$ 1,364,325	$ 1,317,936	$ 1,305,551	$ 1,212,113	$ 1,244,025	$ 1,232,091	$ 1,196,280	$ 1,222,285	$ 1,211,355	$ 1,212,839	$ 1,193,834	$ 1,198,602	$ 1,159,541	$ 1,030,249	$ 1,078,520	$ 1,078,520	$ 1,071,628	$ 1,071,628